TAXATION - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets and liabilities
Balance	$ (25,205,940)	$ (25,296,931)
Income tax provision	1,298,945	134,770
Deconsolidation of subsidiary	978,154
Charge to OCI	(1,123,112)
Conversion difference	418,360	(43,779)
Balance	(23,633,593)	(25,205,940)
Tax loss carryforwards related to intangible assets	14,500,000
Derecognition of deferred tax assets on tax loss carryforwards subject to foreclosure	14,600,000
Tax loss carryforwards related to property plant and equipment	100,000
Deferred tax assets
Deferred tax assets and liabilities
Balance	24,683,595	25,983,983
Income tax provision	(20,080,646)	(1,153,228)
Deconsolidation of subsidiary	(765,384)
Conversion difference	384,495	(147,160)
Balance	4,222,060	24,683,595
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	21,525,925	21,582,404
Income tax provision	(20,532,763)	31,609
Conversion difference	365,111	(88,088)
Balance	1,358,273	21,525,925
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	664	875
Income tax provision	(185,174)
Conversion difference	(125)	(211)
Balance	(184,635)	664
Trade receivables
Deferred tax assets and liabilities
Balance	1,009,119	437,352
Income tax provision	(342,993)	572,129
Conversion difference	8,563	(362)
Balance	674,689	1,009,119
Allowances
Deferred tax assets and liabilities
Balance	917,552	447,526
Income tax provision	712,543	463,297
Conversion difference	14,171	6,729
Balance	1,644,266	917,552
Royalties
Deferred tax assets and liabilities
Balance	744,391	764,891
Income tax provision	(723,979)	(18,311)
Conversion difference	(3,225)	(2,189)
Balance	17,187	744,391
Others
Deferred tax assets and liabilities
Balance	485,944	2,750,935
Income tax provision	991,720	(2,201,952)
Deconsolidation of subsidiary	(765,384)
Conversion difference		(63,039)
Balance	712,280	485,944
Deferred tax liabilities
Deferred tax assets and liabilities
Balance	(49,889,535)	(51,280,914)
Income tax provision	21,379,591	1,287,998
Deconsolidation of subsidiary	1,743,538
Charge to OCI	(1,123,112)
Conversion difference	33,865	103,381
Balance	(27,855,653)	(49,889,535)
Intangibles assets
Deferred tax assets and liabilities
Balance	(28,208,019)	(28,312,803)
Income tax provision	15,068,566	62,914
Deconsolidation of subsidiary	495,345
Conversion difference	33,140	41,870
Balance	(12,610,968)	(28,208,019)
Property, plant and equipment depreciation
Deferred tax assets and liabilities
Balance	(15,314,728)	(14,609,276)
Income tax provision	2,254,115	(703,042)
Deconsolidation of subsidiary	192,467
Charge to OCI	(1,123,112)
Conversion difference	4,699	(2,410)
Balance	(13,986,559)	(15,314,728)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(26,808)	(162,915)
Income tax provision	26,622	70,804
Conversion difference	186	65,303
Balance		(26,808)
Inventories
Deferred tax assets and liabilities
Balance	(6,130,974)	(7,560,403)
Income tax provision	3,285,566	1,429,429
Deconsolidation of subsidiary	940,231
Balance	(1,905,177)	(6,130,974)
Others financial assets
Deferred tax assets and liabilities
Balance	(23,942)	(460,306)
Income tax provision	23,985	436,364
Balance	43	(23,942)
Right-of-use leased asset.
Deferred tax assets and liabilities
Balance	(180,963)	(190,086)
Income tax provision	80,703	10,505
Conversion difference		(1,382)
Balance	(100,260)	(180,963)
Others
Deferred tax assets and liabilities
Balance	(4,101)	14,875
Income tax provision	640,034	(18,976)
Deconsolidation of subsidiary	115,495
Conversion difference	(4,160)
Balance	$ 747,268	$ (4,101)